                             VAN KAMPEN HARBOR FUND
                  VAN KAMPEN LIMITED MATURITY GOVERNMENT FUND
                     VAN KAMPEN REAL ESTATE SECURITIES FUND
                        VAN KAMPEN U.S. GOVERNMENT TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN U.S. GOVERNMENT FUND
                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                               COMSTOCK PORTFOLIO
                              ENTERPRISE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                              GOVERNMENT PORTFOLIO
                             MONEY MARKET PORTFOLIO
                MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
                           STRATEGIC STOCK PORTFOLIO
                      SUPPLEMENT DATED MAY 25, 2000 TO THE
                        PROSPECTUS DATED APRIL 28, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel*, effective May 31, 2000.

    (2) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            VAN KAMPEN COMSTOCK FUND

                           VAN KAMPEN ENTERPRISE FUND

                         VAN KAMPEN EQUITY INCOME FUND

                             VAN KAMPEN HARBOR FUND

                  VAN KAMPEN LIMITED MATURITY GOVERNMENT FUND

                     VAN KAMPEN REAL ESTATE SECURITIES FUND

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           ASSET ALLOCATION PORTFOLIO
                               COMSTOCK PORTFOLIO
                           DOMESTIC INCOME PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                              ENTERPRISE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                              GOVERNMENT PORTFOLIO
                          GROWTH AND INCOME PORTFOLIO
                             MONEY MARKET PORTFOLIO
                MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
                           STRATEGIC STOCK PORTFOLIO

                      SUPPLEMENT DATED MAY 25, 2000 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000.

     (2) The information in the section entitled "OTHER
INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted in its entirety and replaced with the following:

     Independent accountants for the Fund perform an annual audit of the Fund's financial statements. The Fund's Board of Trustees has engaged Ernst & Young LLP, located at 233 South Wacker Drive, Chicago, Illinois 60606, to be the Fund's independent accountants, effective May 18, 2000. PricewaterhouseCoopers LLP, located at 200 East Randolph Drive, Chicago, Illinois 60601 ("PWC"), ceased being the Fund's independent accountants effective May 18, 2000. The cessation of the client-auditor relationship between the Fund and PWC was based solely on a possible future business relationship by PWC with an affiliate of the Fund's investment adviser. The change in independent accountants was approved by the Fund's audit committee and the Fund's Board of Trustees, including Trustees who are not "interested persons" of the Fund (as defined in the 1940 Act).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        VAN KAMPEN U.S. GOVERNMENT TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN U.S. GOVERNMENT FUND

                      SUPPLEMENT DATED MAY 25, 2000 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000.

     (2) The information in the section entitled "OTHER
INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted in its entirety and replaced with the following:

     Independent accountants for the Fund perform an annual audit of the Fund's financial statements. The Fund's Board of Trustees has engaged Ernst & Young LLP, located at 233 South Wacker Drive, Chicago, Illinois 60606, to be the Fund's independent accountants, effective May 18, 2000. KPMG LLP, located at 303 West Wacker Drive, Chicago, Illinois 60601 ("KPMG"), ceased being the Fund's independent accountants effective April 14, 2000. The cessation of the client-auditor relationship between the Fund and KPMG was based solely on a possible future business relationship by KPMG with an affiliate of the Fund's investment adviser. The change in independent accountants was approved by the Fund's audit committee and the Fund's Board of Trustees, including Trustees who are not "interested persons" of the Fund (as defined in the 1940 Act).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE